Lease (Details) - Schedule of maturity analysis of operating leases liabilities	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of maturity analysis of operating leases liabilities [Abstract]
2023	$ 298,409
2024	58,434
Total future undiscounted cash flow	356,843
Less: Discount on operating lease liabilities	(15,511)
Present value of operating lease liabilities	341,332
Less: Current portion of operating lease liabilities	(310,548)
Non-current portion of operating lease liabilities	$ 30,784